Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Schedule Of Amortizable Intangible Assets

	As of December 31, 2011

	Gross	Accumulated amortization	Net

Lease premiums	$67,882	$(38,204)	$29,677

	As of December 31, 2012

	Gross	Accumulated amortization	Net

Lease premiums	$54,945	$(36,845)	$18,100

Schedule Of Changes To Amortizable Intangible Assets

	Year ending December 31,
	2011	2012
Net carrying value at beginning of period	$58,637	$29,677
Discontinued operations	(12,412)	-
Amortization	(15,375)	(11,577)
Impairment (Note 22)	(1,173)	-
Net carrying value at end of period	$29,677	$18,100

Schedule Of Future Amortization Of The Intangible Assets

Amortization of intangible assets
2013	$ 8,431
2014	6,137
2015	3,108
2016	424
2017	-
Thereafter	-
$ 18,100